Long-Term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt
15.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,	December 31,
	2020	2019
Funding program loans from European Investment Bank:
1.36% due 2020, floating interest rate at Libor + 1.099%	—	13
1.20% due 2020, floating interest rate at Libor + 0.956%	—	28
0.37% due 2020, floating interest rate at Euribor + 0.817%	—	14
0.77% due 2021, floating interest rate at Libor + 0.525%	30	60
0.83% due 2021, floating interest rate at Libor + 0.572%	29	58
0.09% due 2028, floating interest rate at Euribor + 0.589%	250	258
0.22% due 2029, floating interest rate at Euribor + 0.564%	270	275
Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2022 (Tranche A)	—	700
0.25% due 2024 (Tranche B)	674	654
Zero-coupon, due 2025 (Tranche A)	703	—
Zero-coupon, due 2027 (Tranche B)	661	—
Other funding program loans:
0.48% (weighted average), due 2021-2028, fixed interest rate	4	12
Total long-term debt	2,621	2,072
Less current portion	(795)	(173)
Total long-term debt, less current portion	1,826	1,899

Long-term debt is denominated in the following currencies:

	December 31, 2020	December 31, 2019
U.S. dollar	2,097	1,513
Euro	524	559
Total	2,621	2,072

On July 3, 2017, the Company issued a $1.5 billion principal amount of dual tranche senior unsecured convertible bonds (Tranche A and Tranche B for $750 million each tranche), due 2022 and 2024, respectively.  Tranche A bonds were issued at 101.265% as zero-coupon bonds, while Tranche B bonds were issued at par and bear a 0.25% per annum nominal interest, payable semi-annually.  The conversion price at issuance was $20.54, equivalent to a 37.5% premium on both tranches, which corresponds to 9,737 equivalent shares per each $200,000 bond par value.  The bonds are convertible by the bondholders or are callable by the issuer upon certain conditions, on a net-share settlement basis, except if the issuer elects a full-cash or full-share conversion as an alternative settlement.  The net proceeds from the bond offering were $1,502 million, after deducting issuance costs payable by the Company.  Proceeds were allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount.  The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement.  The fair value of the liability component at initial recognition totaled $1,266 million before allocation of issuance costs, and was estimated by calculating the present value of cash flows using a discount rate of 2.70% and 3.28% (including 0.25% per annum nominal interest), respectively, on each tranche, which were determined to be consistent with the market rates at the time for similar instruments with no conversion rights.  An amount of $242 million, net of allocated issuance costs of $1 million, was recorded in equity as the value of the conversion features of the instruments.

The call option available to the Company for the early redemption of Tranche A was exercised in July 2020.  As a consequence, bondholders exercised their conversion rights on Tranche A.  As the Company elected to net share settle the bonds, each conversion exercised by the bondholders followed the process defined in the original terms and conditions of the senior unsecured convertible bonds, which determined the actual number of shares to be transferred upon each conversion.  The Company settled the bonds upon conversion, by redeeming through cash the $750 million principal amount, and by settling the residual consideration through the delivery of 11.4 million treasury shares.  The net-share settlement was completed as of October 1, 2020.  The Company allocated the total consideration transferred between debt and equity by measuring at fair value the liability component of Tranche A prior to settlement, then determining the equity component as a residual amount.  The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement and consisted in calculating the present value of cash flows using an average estimated discount rate of 0.8%, which fairly approximated current market rates for similar bonds with no conversion rights.  The fair value of the liability component as measured prior to extinguishment was $739 million for Tranche A, which generated a loss amounting to $25 million reported on the line “Loss on financial instruments, net” in the consolidated statement of income for the year ended December 31, 2020.

In line with the contractual terms of the convertible bonds, bondholders will have full conversion rights on Tranche B, with original maturity in 2024, starting July 26, 2021.  Therefore, the liability component of Tranche B was classified as short-term debt on the consolidated balance sheet as at December 31, 2020.

On August 4, 2020, the Company issued a $1.5 billion principal amount of dual tranche senior unsecured convertible bonds (Tranche A and Tranche B for $750 million each tranche), due 2025 and 2027, respectively.  Tranche A bonds were issued at 105.8% as zero-coupon bonds while Tranche B bonds were issued at 104.5% as zero-coupon bonds.  The conversion price at issuance was $43.62 for Tranche A equivalent to a 47.5% conversion premium and $45.10 for Tranche B, equivalent to a 52.5% conversion premium.  These conversion features correspond to an equivalent of 4,585 shares per each Tranche A bond $200,000 par value and an equivalent of 4,435 shares per each Tranche B bond $200,000 par value.  The bonds are convertible by the bondholders or are callable by the issuer upon certain conditions, on a net-share settlement basis, except if the issuer elects a full-cash or full-share conversion as an alternative settlement.  The net proceeds from the bond offering were $1,567 million, after deducting issuance costs paid by the Company.  Proceeds were allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount.  The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement.  The fair value of the liability component at initial recognition totaled $1,362 million before allocation of issuance costs and deferred tax effect, and was estimated by calculating the present value of cash flows using a discount rate of 1.30% and 1.85%, respectively, on each tranche, which were determined to be consistent with the market rates at the time for similar instruments with no conversion rights.  An amount of $215 million, before allocation of $1 million issuance costs and $30 million deferred tax effect, was recorded in equity as the value of the conversion features of the instruments.

Unamortized debt discount and issuance costs on the issued convertible debt totaled $212 million as at December 31, 2020.  As at December 31, 2020, the Company stock price exceeded the conversion price of Tranche B of the senior unsecured convertible bonds issued on July 3, 2017 and did not exceed the conversion price of the senior unsecured convertible bonds issued on August 4, 2020.

Aggregate future maturities of total long-term debt (including current portion) at principal amount are as follows:

December 31,
2020
2021	121
2022	62
2023	62
2024	812
2025	812
Thereafter	965
Total	2,834

The difference between the total aggregated future maturities in the preceding table and the total carrying amount of long-term debt is due to unamortized debt discount and issuance costs on the dual tranche senior unsecured convertible bonds.

Credit facilities

The Company’s long-term debt contained standard conditions but does not impose minimum financial ratios.  The Company had unutilized committed medium-term credit facilities with core relationship banks totalling $1.2 billion as at December 31, 2020, including a €500 million long-term line signed with the EIB in the first quarter of 2020, undrawn as at December 31, 2020. Out of the €500 million undrawn as at December 31, 2020, an amount of €335 million was drawn in February 2021.

The Company also had three long-term amortizing credit facilities with the European Investment Bank as part of R&D funding programs.  The first one, signed on September 27, 2010, a €350 million multi-currency loan for R&D programs in Europe, was drawn mainly in U.S. dollars for an amount of $321 million and only partially in Euros for an amount of €100 million. The outstanding amount as at December 31, 2019 was fully repaid in 2020.  The second one, signed on March 12, 2013, a €350 million multi-currency loan which also supported R&D programs, was drawn in U.S. dollars for $471 million, of which $59 million was outstanding as at December 31, 2020.  The third one, signed in August 2017 amounted to €500 million, in relation to R&D and capital expenditures in the European Union for the years 2017 and 2018.  The entire amount was fully drawn in Euros corresponding to $520 million outstanding as at December 31, 2020.